Expense Example - Class A Shares - Federated Hermes Conservative Municipal Microshort Fund - A	Oct. 31, 2021 USD ($)
Expense Example:
1 Year	$ 229
3 Years	706
5 Years	1,210
10 Years	$ 2,595